Acquisitions and Dispositions (Details) (Arizona 23, Physicians Realty, L.P., USD $)	0 Months Ended
Jul. 23, 2013
Arizona 23 | Physicians Realty, L.P.
Acquisitions
Equity interest in acquiree (as a percent)	50.00%
Acquisition price	$ 850,000
Equity interest in acquiree after subsequent acquisition (as a percent)	100.00%